INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 86,068	$ 80,134
Research and development	9,773	9,001
Accrued social benefits and other	2,801	2,389
Right of use assets	(520)	(651)
Lease liabilities	636	742
Property and equipment	2	2
Deferred tax asset before valuation allowance	98,760	91,617
Valuation allowance	(98,760)	(91,617)
Net deferred tax asset